UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings New York Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 121.1%
Corporate - 10.6%	New York City Industrial Development Agency, RB, Japan Airlines
	Co., AMT (FSA), 6.00%, 11/01/15	$ 8,500 $	8,520,315
	New York City Industrial Development Agency, Refunding RB,
	Terminal One Group Association Project, AMT, 5.50%, 1/01/24	1,500	1,509,930
	New York Liberty Development Corp., RB, Goldman Sachs
	Headquarters, 5.25%, 10/01/35	2,500	2,456,100
New York State Energy Research & Development Authority, RB,
	Lilco Project, Series A (MBIA), 5.15%, 3/01/16	2,000	2,007,000
	New York State Energy Research & Development Authority,
Refunding RB, Brooklyn Union Gas/KeySpan, Series A, AMT (FGIC),
	4.70%, 2/01/24	7,340	7,183,511
	New York State Energy Research & Development Authority,
	Refunding RB, Central Hudson Gas, Series A (AMBAC), 5.45%,
	8/01/27	6,000	6,070,980
	Suffolk County Industrial Development Agency New York, RB,
	KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,214,638
	Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington, AMT (AMBAC),
	6.00%, 10/01/10	4,660	4,828,226
	Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington, AMT (AMBAC),
	6.15%, 10/01/11	5,000	5,360,150
	Suffolk County Industrial Development Agency New York,
Refunding RB, Ogden Martin System Huntington, AMT (AMBAC),
	6.25%, 10/01/12	3,530	3,872,022
			46,022,872
County/City/Special	City of Buffalo New York, GO, General Improvement, Series D
District/School	(FSA), 6.00%, 12/01/13 (a)	1,000	1,010,160
District - 36.8%	City of Buffalo New York, GO, General Improvement, Series D
	(FSA), 6.00%, 12/01/14 (a)	1,000	1,010,160
City of New York New York, GO, Refunding, Series A (FSA), 6.25%,
	5/15/26	3,700	3,830,610
City of New York New York, GO, Refunding, Sub-Series J-1, 4.50%,
	5/15/30	1,000	989,430

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
ACA	American Capital Assurance	FNMA	Federal National Mortgage Association
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative minimum Tax (subject to)	HFA	Housing Finance Agency
BHAC	Berkshire Hathaway Assurance Corp.	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	SONYMA	State of New York Mortgage Agency
FHA	Federal Housing Administration	VRDN	Variable Rate Demand Notes

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
City of New York New York, GO, Series B (MBIA), 5.75%,
8/01/13	$ 2,280 $	2,378,063
City of Yonkers New York, GO, Series A (FGIC), 5.75%, 10/01/10	1,795	1,894,838
Hudson Yards Infrastructure Corp., RB, Series A (FGIC), 5.00%,
2/15/47	10,250	9,328,627
Hudson Yards Infrastructure Corp., RB, Series A (MBIA), 4.50%,
2/15/47	13,180	10,877,586
New York City Health & Hospital Corp., Refunding RB, Health
System, Series A (MBIA), 5.25%, 2/15/17	2,000	2,006,260
New York City Industrial Development Agency, RB, CAB, Yankee
Stadium, PILOT (AGC), 6.47%, 3/01/39 (b)	1,380	239,306
New York City Industrial Development Agency, RB, Queens
Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	800	881,952
New York City Industrial Development Agency, RB, Queens
Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/31	4,000	3,766,280
New York City Industrial Development Agency, RB, Queens
Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	12,740	11,551,995
New York City Industrial Development Agency, RB, Queens
Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	4,000	3,614,840
New York City Industrial Development Agency, RB, Queens
Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	7,800	6,956,898
New York City Industrial Development Agency, RB, Yankee
Stadium, PILOT (FGIC), 5.00%, 3/01/46	9,500	8,470,010
New York City Industrial Development Agency, RB, Yankee
Stadium, PILOT (MBIA), 5.00%, 3/01/36	3,950	3,630,800
New York City Transitional Finance Authority, RB, Fiscal 2008,
Series S-1, 4.50%, 1/15/38	1,760	1,665,893
New York City Transitional Finance Authority, RB, Fiscal 2009,
Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,230,360
New York City Transitional Finance Authority, RB, Fiscal 2009,
Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,325,350
New York City Transitional Finance Authority, RB, Future Tax
Secured, Series B (FGIC), 6.25%, 11/15/18	6,405	6,644,291
New York City Transitional Finance Authority, RB, Future Tax
Secured, Series C (FGIC), 5.00%, 2/01/33	10,000	10,164,700
New York City Transitional Finance Authority, RB, Future Tax
Secured, Series E (MBIA), 5.25%, 2/01/22	2,500	2,690,025
New York City Transitional Finance Authority, RB, Series B (MBIA),
5.50%, 2/01/12	1,145	1,218,509
New York City Transitional Finance Authority, RB, Series B (MBIA),
5.50%, 2/01/13	805	856,681
New York City Transitional Finance Authority, RB, Series S-2 (FSA),
5.00%, 1/15/37	3,750	3,787,837
New York City Transitional Finance Authority, RB, Series S-2
(MBIA), 4.25%, 1/15/34	4,830	4,375,642

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City Transitional Finance Authority, Refunding RB,
	Series A (FGIC), 5.00%, 11/15/26	$ 1,000 $	1,044,080
New York Convention Center Development Corp., RB, Hotel Unit
	Fee Secured (AMBAC), 5.00%, 11/15/30	2,100	2,102,100
New York Convention Center Development Corp., RB, Hotel Unit
	Fee Secured (AMBAC), 5.00%, 11/15/35	20,500	19,919,030
New York Convention Center Development Corp., RB, Hotel Unit
	Fee Secured (AMBAC), 5.00%, 11/15/44	2,055	1,935,563
Oneida-Herkimer Solid Waste Management Authority New York,
	Refunding RB (FSA), 5.50%, 4/01/13	1,800	2,034,972
	Sales Tax Asset Receivable Corp., RB, DRIVERS, Series 1438Z
	(AMBAC), 9.48%, 10/15/14	1,250	1,458,050
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%,
	10/15/32	14,175	14,619,103
Syracuse Industrial Development Agency New York, RB, Carousel
	Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	10,000	6,930,800
			159,440,801
Education - 14.2%	Albany Industrial Development Agency, RB, University Heights,
	Albany Law School, Series A (Radian), 6.75%, 12/01/29 (a)	3,375	3,409,357
	Madison County Industrial Development Agency New York, RB,
	Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,103,640
	New York City Industrial Development Agency, Refunding RB,
	Nightingale-Bamford School (AMBAC), 5.25%, 1/15/17	1,200	1,303,548
	New York City Industrial Development Agency, Refunding RB,
	Polytechnic University Project (ACA), 5.25%, 11/01/37	2,160	1,846,044
	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,108,120
	New York State Dormitory Authority, RB, 853 Schools Program,
	Issue 2, Series E (AMBAC), 5.75%, 7/01/19	1,340	1,357,621
New York State Dormitory Authority, RB, Mount Sinai School of
	Medicine, 5.13%, 7/01/39	3,090	3,036,728
New York State Dormitory Authority, RB, Mount Sinai School of
	Medicine at NYU (MBIA), 5.00%, 7/01/35	6,100	5,970,436
	New York State Dormitory Authority, RB, New York University,
	Series 1 (AMBAC), 5.50%, 7/01/40	3,500	3,971,800
New York State Dormitory Authority, RB, Pace University (MBIA),
	6.00%, 7/01/10 (a)	5,345	5,576,278
New York State Dormitory Authority, RB, Siena College, 5.00%,
	7/01/31	3,330	3,295,168
Schenectady County Industrial Development Agency, RB, Union
	College Project, Series A (AMBAC), 5.45%, 12/01/29 (a)	5,000	5,100,700
Schenectady County Industrial Development Agency, Refunding
	RB, Union College Project, Series A (AMBAC), 5.63%, 7/01/11 (a)	3,000	3,303,120

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Trust for Cultural Resources, RB, Carnegie Hall, Series A, 5.00%,
	12/01/39	$ 5,000 $	4,937,898
Trust for Cultural Resources, Refunding RB, American Museum of
	Natural History, Series A (MBIA), 5.00%, 7/01/36	3,800	3,857,342
Westchester County Industrial Development Agency New York, RB,
Purchase College Foundation Housing, Series A (AMBAC), 5.75%,
	12/01/31	7,000	7,145,110
			61,322,910
Health - 7.1%	New York City Industrial Development Agency, RB, Royal Charter,
	New York Presbyterian (FSA), 5.75%, 12/15/29	7,965	8,435,811
New York State Dormitory Authority, RB, Gustavus Adolphus Child
	& Family Services, Inc., Series B (AMBAC), 5.50%, 7/01/18	2,058	2,084,466
New York State Dormitory Authority, RB, Hudson Valley Hospital
	(BHAC), 5.00%, 8/15/36	5,000	5,131,500
New York State Dormitory Authority, RB, Mortgage, Montefiore
	Hospital (MBIA), 5.00%, 8/01/33	1,000	1,008,130
New York State Dormitory Authority, RB, New York & Presbyterian
	Hospital (FSA), 5.25%, 2/15/31	1,500	1,540,110
New York State Dormitory Authority, RB, New York & Presbyterian
	Hospital (FSA), 5.00%, 8/15/36	4,000	4,029,720
	New York State Dormitory Authority, RB, New York State
	Rehabilitation Association, Series A (CIFG), 5.25%, 7/01/19	1,180	1,207,978
	New York State Dormitory Authority, RB, New York State
	Rehabilitation Association, Series A (CIFG), 5.13%, 7/01/23	1,000	997,530
New York State Dormitory Authority, RB, North Shore-Long Island
	Jewish Health System, Series A, 5.50%, 5/01/37	1,825	1,822,336
New York State Dormitory Authority, Refunding RB, St. Charles
	Hospital & Rehabilitation Center, Series A (MBIA), 5.63%, 7/01/12	3,400	3,440,970
	New York State Dormitory Authority, Refunding RB, St. Luke's
	Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	965,200
			30,663,751
Housing - 4.2%	New York City Housing Development Corp., RB, Series C, AMT,
	5.00%, 11/01/26	1,250	1,239,662
	New York City Housing Development Corp., RB, Series C, AMT,
	5.05%, 11/01/36	2,000	1,834,920
New York City Housing Development Corp., RB, Series H-1, AMT,
	4.70%, 11/01/40	1,000	883,020
	New York Mortgage Agency, RB, Series 145, AMT, 5.13%,
	10/01/37	1,000	970,360
New York Mortgage Agency, Refunding RB, Homeowner Mortgage,
	Series 67, AMT (MBIA), 5.70%, 10/01/17	2,140	2,142,204
New York Mortgage Agency, Refunding RB, Homeowner Mortgage,
	Series 83 (MBIA), 5.55%, 10/01/27	2,100	2,101,071

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York Mortgage Agency, Refunding RB, Homeowner Mortgage,
	Series 97, AMT, 5.50%, 4/01/31	$ 955 $	957,359
New York Mortgage Agency, Refunding RB, Series 82, AMT (MBIA),
	5.65%, 4/01/30	955	955,296
New York Mortgage Agency, Refunding RB, Series 133, AMT, 4.95%,
	10/01/21	1,500	1,516,725
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%,
	10/01/37	990	915,047
New York Mortgage Agency, Refunding RB, Series 143, AMT (MBIA),
	4.85%, 10/01/27	2,000	1,944,040
	New York State HFA, RB, St. Philip's Housing, Series A, AMT
	(FNMA), 4.65%, 11/15/38	1,000	928,560
Yonkers Industrial Development Agency New York, RB, Monastery
	Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	1,889,120
			18,277,384
State - 11.0%	New York State Dormitory Authority, RB, Master BOCES Program
	Lease (AGC), 4.75%, 8/15/24	1,090	1,134,679
New York State Dormitory Authority, RB, Master BOCES Program
	Lease (AGC), 5.00%, 8/15/28	250	259,528
New York State Dormitory Authority, RB, Mental Health Facilities,
	Series B, 5.25%, 2/15/14 (a)	1,550	1,765,078
New York State Dormitory Authority, RB, Mental Health Services
	Facilities Improvement, Series B (FSA), 5.00%, 2/15/33	4,500	4,598,460
New York State Dormitory Authority, RB, Mental Health Services
	Facilities, Series C, AMT (FSA), 5.40%, 2/15/33	5,650	5,688,533
New York State Dormitory Authority, RB, School Districts Financing
	Program, Series A (FSA), 5.00%, 10/01/35	450	454,621
New York State Dormitory Authority, RB, School Districts Financing
	Program, Series C (FSA), 5.00%, 10/01/37	2,500	2,519,175
New York State Dormitory Authority, RB, School Districts Financing
	Program, Series D (MBIA), 5.00%, 10/01/30	1,240	1,250,019
New York State Dormitory Authority, RB, School Districts Financing
	Program, Series E (MBIA), 5.75%, 10/01/30	6,900	7,288,539
	New York State Dormitory Authority, Refunding RB, School
	Districts Financing Program, Series A (FSA), 5.00%, 10/01/35	5,000	5,056,650
	New York State Dormitory Authority, Refunding RB, Secured
	Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,155,420
New York State Thruway Authority, RB, Second General, Series B,
	5.00%, 4/01/27	1,000	1,052,890
New York State Thruway Authority, RB, Series A (AMBAC), 5.00%,
	4/01/26	8,700	9,147,441
New York State Urban Development Corp., RB, Personal Income
	Tax, Series C-1 (MBIA), 5.00%, 3/15/13 (a)	3,000	3,395,400
	New York State Urban Development Corp., RB, State Personal
	Income Tax, State Facilities, Series A-1 (MBIA), 5.00%, 3/15/29	2,000	2,060,520
			47,826,953

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Tobacco - 4.9%	Tobacco Settlement Financing Corp. New York, RB,
	Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/20	$ 5,000 $	5,267,200
	Tobacco Settlement Financing Corp. New York, RB,
	Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/21	13,275	13,912,731
	Tobacco Settlement Financing Corp. New York, RB,
	Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/22	2,000	2,091,540
			21,271,471
Transportation - 20.2%	Metropolitan Transportation Authority, RB, Series 2008C, 6.50%,
	11/15/28	6,015	6,869,912
	Metropolitan Transportation Authority, Refunding RB, Series A
	(MBIA), 5.25%, 11/15/31	2,500	2,532,700
	Metropolitan Transportation Authority, Refunding RB, Series C
	(FSA), 4.75%, 1/01/10 (a)	2,535	2,793,519
	Metropolitan Transportation Authority, Refunding RB,
	Transportation, Series F (MBIA), 5.25%, 11/15/12 (a)	6,300	7,113,015
New York State Thruway Authority, RB, Series F (AMBAC), 5.00%,
	1/01/30	5,000	5,076,000
	New York State Thruway Authority, RB, Series G (FSA), 4.75%,
	1/01/29	1,250	1,258,488
	New York State Thruway Authority, RB, Series G (FSA), 4.75%,
	1/01/30	1,000	1,001,910
	New York State Thruway Authority, RB, Series G (FSA), 5.00%,
	1/01/32	5,225	5,260,164
Port Authority of New York & New Jersey, RB, Consolidated, 155th
	Series, AMT (CIFG), 4.50%, 9/01/35	1,000	885,660
	Port Authority of New York & New Jersey, RB, Consolidated,
	161st Series, 4.50%, 10/15/37	3,000	2,853,480
	Port Authority of New York & New Jersey, RB, Special Project,
	JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%,
	12/01/11	3,000	3,132,780
	Port Authority of New York & New Jersey, RB, Special Project,
	JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%,
	12/01/15	7,830	8,265,740
	Port Authority of New York & New Jersey, RB, Special Project,
	JFK International Air Terminal, Series 6, AMT (MBIA), 5.90%,
	12/01/17	4,000	4,198,960
	Port Authority of New York & New Jersey, RB, Special Project,
	JFK International Air Terminal, Series 6, AMT (MBIA), 5.75%,
	12/01/22	26,725	27,230,637
Triborough Bridge & Tunnel Authority, RB, Sub-Series A (MBIA),
	5.25%, 11/15/30	6,000	6,207,540
	Triborough Bridge & Tunnel Authority, RB, Subordinate Bonds
	(AMBAC), 5.00%, 11/15/28	2,465	2,553,469
			87,233,974
Utilities - 12.1%	Long Island Power Authority, RB, Series A (AMBAC), 5.00%,
	9/01/29	3,000	3,062,040

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Long Island Power Authority, Refunding RB, General, Series A
	(AGC), 6.00%, 5/01/33	$ 1,500 $	1,663,845
	Long Island Power Authority, Refunding RB, General, Series B
	(FSA), 5.00%, 12/01/35	3,500	3,550,400
Long Island Power Authority, Refunding RB, Series A (AGC), 5.75%,
	4/01/39	1,000	1,090,380
New York City Municipal Water Finance Authority, RB, Series A
	(AMBAC), 5.00%, 6/15/35	3,500	3,537,240
New York City Municipal Water Finance Authority, RB, Series A
	(MBIA), 5.75%, 6/15/11 (a)	23,000	24,854,260
New York City Municipal Water Finance Authority, Refunding RB,
	Fiscal 2004, Series C (MBIA), 5.00%, 6/15/35	1,000	1,013,340
New York City Municipal Water Finance Authority, Refunding RB,
	Series A (FSA), 4.25%, 6/15/39	2,200	1,984,290
New York City Municipal Water Finance Authority, Refunding RB,
	Series A (MBIA), 5.13%, 6/15/34	1,250	1,264,650
New York City Municipal Water Finance Authority, Refunding RB,
	Series F (FSA), 5.00%, 6/15/29	500	505,975
New York State Environmental Facilities Corp., RB, Long Island
	Water Corp. Project, Series A, AMT (MBIA), 4.90%, 10/01/34	6,000	5,492,340
	New York State Environmental Facilities Corp., Refunding RB,
	Spring Valley Water Co., Series B (AMBAC), 6.15%, 8/01/24	4,400	4,408,668
			52,427,428
	Total Municipal Bonds in New York		524,487,544
Guam - 1.1%
Transportation - 1.1%	Guam International Airport Authority, Refunding RB, General,
	Series C, AMT (MBIA), 5.25%, 10/01/21	3,700	3,705,106
	Guam International Airport Authority, Refunding RB, General,
	Series C, AMT (MBIA), 5.25%, 10/01/22	1,050	1,050,451
	Total Municipal Bonds in Guam		4,755,557
Puerto Rico - 16.6%
County/City/Special	Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB,
District/School District -	Series A (MBIA), 5.79%, 8/01/41 (b)	11,000	1,674,530
0.4%
Housing - 0.7%	Puerto Rico Housing Finance Authority, Refunding RB,
	Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,000	3,037,770
State - 6.4%	Commonwealth of Puerto Rico, GO, Refunding, Public
	Improvement, Series A (MBIA), 5.50%, 7/01/20	1,970	2,065,801
	Commonwealth of Puerto Rico, GO, Refunding, Public
	Improvement, Series A-4 (FSA), 5.25%, 7/01/30	1,400	1,439,060
	Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7
	(MBIA), 6.00%, 7/01/27	2,000	2,066,220
	Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7
	(MBIA), 6.00%, 7/01/28	4,000	4,110,400
Puerto Rico Commonwealth Infrastructure Financing Authority, RB,
	CAB, Series A (AMBAC), 4.66%, 7/01/34 (b)	9,300	1,553,751
Puerto Rico Commonwealth Infrastructure Financing Authority, RB,
	CAB, Series A (AMBAC), 4.67%, 7/01/37 (b)	2,200	287,628

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico Commonwealth Infrastructure Financing Authority, RB,
	CAB, Series A (FGIC), 4.62%, 7/01/31 (b)	$ 10,280 $	2,255,432
Puerto Rico Commonwealth Infrastructure Financing Authority, RB,
	CAB, Series A (FGIC), 4.66%, 7/01/33 (b)	5,500	1,006,390
Puerto Rico Convention Center Authority, RB, Series A (AMBAC),
	5.00%, 7/01/31	3,270	2,957,552
Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series CC (FSA), 5.50%, 7/01/31	4,000	4,345,360
Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series CC (FSA), 5.25%, 7/01/32	2,000	2,078,180
Puerto Rico Public Buildings Authority, Refunding RB, Government
	Facilities, Series M-3 (MBIA), 6.00%, 7/01/28	2,500	2,577,600
Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 5.75%,
	8/01/37	1,000	1,011,740
			27,755,114
Transportation - 6.3%	Puerto Rico Highway & Transportation Authority, RB, Series Y
	(FSA), 6.25%, 7/01/21	5,025	5,562,474
Puerto Rico Highway & Transportation Authority, RB, Subordinate
	(FGIC), 5.25%, 7/01/17	4,800	4,924,992
Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series CC (FSA), 5.25%, 7/01/33	1,000	1,035,760
Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series CC (FSA), 5.25%, 7/01/34	870	898,040
Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series CC (FSA), 5.25%, 7/01/36	3,750	3,864,488
Puerto Rico Highway & Transportation Authority, Refunding RB,
	Series D, 5.75%, 7/01/12 (a)	10,000	11,215,000
			27,500,754
Utilities - 2.8%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A
	(AGC), 5.13%, 7/01/47	10,175	9,924,390
	Puerto Rico Electric Power Authority, RB, Series NN, 5.13%,
	7/01/13 (a)	940	1,073,387
	Puerto Rico Electric Power Authority, Refunding RB, Series VV
	(MBIA), 5.25%, 7/01/30	1,000	999,950
			11,997,727
	Total Municipal Bonds in Puerto Rico		71,965,895
	Total Municipal Bonds - 138.8%		601,208,996
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (c)
County/City/Special	City of New York New York, GO, Series J, 5.00%, 5/15/23	6,800	7,137,348
District /School District -	City of New York New York, GO, Sub-Series C-3 (AGC),
6.0%	5.75%, 8/15/28	10,000	11,237,900
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
	5.00%, 10/15/32	7,000	7,582,540
			25,957,788

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (c)	(000)	Value
Education - 2.5%	New York State Dormitory Authority, RB, New York University,
	Series A, 5.00%, 7/01/38	$ 5,498 $	5,590,338
	New York State Dormitory Authority, RB, State University
	Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,353,550
			10,943,888
State - 1.3%	New York State Dormitory Authority, RB, Education, Series B,
	5.75%, 3/15/36	5,000	5,513,900
Transportation - 20.2%	Metropolitan Transportation Authority, RB, Series A (MBIA),
	5.00%, 11/15/31	7,002	7,183,673
	Metropolitan Transportation Authority, Refunding RB, Series A
	(FSA), 5.00%, 11/15/30	5,010	5,049,579
	Metropolitan Transportation Authority, Refunding RB, Series A
	(FSA), 5.75%, 11/15/32	29,000	30,809,600
	New York State Thruway Authority, RB, Series G (FSA),
	5.00%, 1/01/32	12,000	12,080,760
New York State Thruway Authority, Refunding RB, Series H (FSA),
	5.00%, 1/01/37	8,500	8,538,930
Port Authority of New York & New Jersey, RB, Consolidated, 155th
	Series, AMT (FSA), 5.13%, 7/15/30	2,500	2,525,725
	Triborough Bridge & Tunnel Authority, Refunding RB (MBIA),
	5.25%, 11/15/23	12,000	12,771,120
	Triborough Bridge & Tunnel Authority, Refunding RB (MBIA),
	5.00%, 11/15/32	8,309	8,422,567
			87,381,954
Utilities - 1.6%	New York City Municipal Water Finance Authority, RB, Fiscal 2009,
	Series A, 5.75%, 6/15/40	4,004	4,391,677
	New York City Municipal Water Finance Authority, RB,
	Series FF-2, 5.50%, 6/15/40	2,399	2,572,446
			6,964,123
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 31.6%		136,761,653
	Total Long-Term Investments
	(Cost - $738,538,251) - 170.4%		737,970,649
	Short-Term Securities
New York - 0.0%	City of New York New York, GO, VRDN, Sub-Series A-6 (FSA),
	0.22%, 12/01/09 (d)	375	375,000
		Shares
Money Market Fund - 1.0%	CMA New York Municipal Money Fund, 0.04% (e)(f)	4,249,977	4,249,977
	Total Short-Term Securities
	(Cost - $4,624,977) - 1.0%		4,624,977

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Value
Total Investments (Cost - $743,163,228*) - 171.4%	$ 742,595,626
Other Assets Less Liabilities - 1.1%	4,704,293
Liability for Trust Certificates, Including	(70,487,921)
Interest Expense and Fees Payable - (16.3)%
Preferred Shares, at Redemption Value - (56.2)%	(243,643,833)
Net Assets Applicable to Common Shares - 100.0%	$ 433,168,165

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 672,836,337
Gross unrealized appreciation	$ 20,255,911
Gross unrealized depreciation	(20,959,221)
Net unrealized depreciation	$ (703,310)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d) Security may have a maturity of more than one year at time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	$ (799,844)	$ 656

(f) Represents the current yield as of report date.

BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)
Schedule of Investments November 30, 2009 (Unaudited)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayments speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 4,249,977
Level 2:
Long-Term Investments[1]	737,970,649
Short-Term Securities	375,000
Total Level 2	738,345,649
Level 3	-
Total	$ 742,595,626

1See above Schedule of Investments for values in each state or political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 22, 2010